Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Property revenues	$ 17,789,125	$ 14,250,572	$ 13,115,858
Investment income	34,409,809	26,606,234	22,651,622
Contingent interest income	4,756,716	40,000	6,497,160
Other interest income	2,624,262	856,217	1,772,338
Gain on sale of MF Properties	4,599,109
Gain on mortgage revenue bonds - sale and redemption		3,701,772
Other income	373,379	188,000	250,000
Total revenues	64,552,400	45,642,795	44,286,978
Expenses:
Real estate operating (exclusive of items shown below)	10,052,669	7,796,761	7,622,182
Mortgage Loans on Real Estate, Write-down or Reserve, Amt			4,557,741
Provision for loan loss		75,000	168,000
Provision for loss on receivables			241,698
Depreciation and amortization	8,127,800	6,081,500	5,823,477
Interest	14,826,217	11,165,911	6,990,844
General and administrative	8,660,889	5,547,208	4,237,245
Total expenses	41,667,575	30,666,380	29,641,187
Income from continuing operations	22,884,825	14,976,415	14,645,791
Income (loss) from discontinued operations	3,721,397	52,773	3,331,051
Net income	26,606,222	15,029,188	17,976,842
Net (loss) income attributable to noncontrolling interest	(2,801)	(4,673)	261,923
Net income - America First Multifamily Investors, L.P.	26,609,023	15,033,861	17,714,919
Net income (loss) allocated to:
General Partner	2,474,274	1,056,316	1,416,296
Limited Partners - Unitholders	20,413,352	14,613,105	17,414,885
Unallocated gain (loss) of Consolidated VIEs	3,721,397	(635,560)	(1,116,262)
Net (loss) income attributable to noncontrolling interest	$ (2,801)	$ (4,673)	$ 261,923
Unitholdersʼ interest in net income per unit (basic and diluted):
Income from continuing operations	$ 0.34	$ 0.25	$ 0.32
Income from discontinued operations			0.08
Net income, basic and diluted, per unit	0.34	0.25	0.40
Distributions declared, per unit	$ 0.50	$ 0.50	$ 0.50
Weighted average number of units outstanding, basic and diluted	60,252,928	59,431,010	43,453,476